CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Assets:
Cash	$ 27,900	$ 222,266
Prepaid expenses	10,964	162,979
Total current assets	38,864	385,245
Investments held in Trust Account	17,709,095	118,742,928
Total assets	17,747,959	119,128,173
Liabilities, Redeemable Common Stock and Stockholders' (Deficit) Equity
Accrued expenses	436,991	239,024
Franchise taxes payable	103,400	137,112
Income tax payable	38,155	83,543
Excise tax payable	1,028,975
Deferred tax liability		72,168
Promissory Notes	981,460
Due to related party	277,175	21,356
Total liabilities	2,866,156	553,203
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption, 1,634,944 and 11,500,000 shares at redemption value of $10.73 and $10.30, respectively, as of September 30, 2023 and December 31, 2022, respectively	17,537,157	118,454,587
Stockholders' (Deficit) Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 3,550,000 shares issued and outstanding (excluding 1,634,944 and 11,500,000 shares subject to possible redemption) as of September 30, 2023 and December 31, 2022, respectively	356	356
Additional paid-in capital		497,120
Accumulated Deficit	(2,655,710)	(377,093)
Total Stockholders' (Deficit) Equity	(2,655,354)	120,383
Total Liabilities, Redeemable Common Stock and Stockholders' (Deficit) Equity	$ 17,747,959	$ 119,128,173